EARNINGS (LOSS) PER SHARE - Calculation of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net loss - basic and diluted	$ (26,810)	$ (21,533)
Weighted average shares outstanding - basic (in shares)	5,722,095	1,610,620
Weighted average shares outstanding - diluted (in shares)	5,722,095	1,610,620
Net loss per share - basic (in USD per share)	$ (4.69)	$ (13.37)
Net loss per share - diluted (in USD per share)	$ (4.69)	$ (13.37)